Restatement of Previously Issued Financial Statements	7 Months Ended
Dec. 31, 2020
BOWX ACQUISITION CORP [Member]
Restatement of Previously Issued Financial Statements
Note 2 — Restatement of Previously Issued Financial Statements
The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on May 12, 2021, to classify all Class A common stock subject to possible redemption in temporary equity. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A common stock in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A common stock subject to possible redemption, the Company also restated its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A common stock as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on August 13, 2020 (the “Post-IPO Balance Sheet”), the Company’s Form 10-Q for the quarterly period ended September 30, 2020, and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on May 12, 2021, as well as the
Form 10-Qs
for the quarterly periods ended March 31, 2021, and June 30, 2021 (the “Affected Periods”). These financial statements restate the Company’s previously issued audited and unaudited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021, and June 30, 2021, will be restated with an amendment the Company’s Form 10-Q for the quarterly period ended September 30, 2021.

Impact of the Restatement
The impact of the restatement on the balance sheet, statement of operations and statements of cash flows for the audited Affected Periods is presented below.

	As of December 31, 2020
	As Previously Restated	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$484,520,512	$—	$484,520,512

Total liabilities	$30,408,662	$—	$30,408,662
Class A common stock subject to possible redemption	449,111,840	33,888,160	483,000,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	339	(339)	—
Class B common stock	1,208	—	1,208
Additional paid-in-capital	9,808,779	(9,808,779)	—
Accumulated deficit	(4,810,316)	(24,079,042)	(28,889,358)

Total stockholders’ equity (deficit)	$5,000,010	$(33,888,160)	$(28,888,150)

Total liabilities, Class A common stock subject to possible redemption and stockholders’ equity (deficit)	$484,520,512	$—	$484,520,512

	For the Period from May 19, 2020 (Inception) through December 31, 2020
	As Previously Restated	Adjustment	As Restated
Statement of Operations
Net loss	$(4,810,316)	$—	$(4,810,316)

Weighted average shares outstanding of Class A common stock, basic and diluted	48,042,857	(15,941,493)	32,101,364
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.11)	$(0.11)
Weighted average shares outstanding of Class B common stock, basic and diluted	11,509,432	—	11,509,432
Basic and diluted net loss per share of Class B common stock	$(0.43)	$0.32	$(0.11)

	For the Period from May 19, 2020 (Inception) through December 31, 2020
	As Previously Restated	Adjustment	As Restated
Statement of Cash Flows — Supplemental disclosure of noncash activities:
Initial Value of Class A common stock subject to possible redemption	$401,719,790	$(401,719,790)	$—
Change in fair value of Class A common stock subject to possible redemption	$47,392,050	$(47,392,050)	$—
Accretion on Class A common stock subject to possible redemption amount	$—	$26,169,980	$26,169,980

The change in the carrying value of the redeemable shares of Class A common stock in the IPO Balance Sheet resulted in a decrease of approximately $5.1 million in additional paid-in capital and an increase of approximately $24.1 million to accumulated deficit, as well as a reclassification of 3,041,540 shares of Class A common stock from permanent equity to temporary equity as presented below.

	As of August 7, 2020
	As Previously Restated	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$422,012,234	$—	$422,012,234

Total liabilities	$22,988,438	$—	$22,988,438
Class A common stock subject to possible redemption	394,023,790	88,976,210	483,000,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	260	(260)	—
Class B common stock	1,208	—	1,208
Additional paid-in-capital	5,058,747	(5,058,747)	—
Accumulated deficit	(60,209)	(83,917,203)	(83,977,412)

Total stockholders’ equity (deficit)	$5,000,006	$(88,976,210)	$(83,976,204)

Total liabilities, Class A common stock subject to possible redemption and stockholders’ equity (deficit)	$422,012,234	$—	$422,012,234

See Note 12 for the unaudited interim balance sheet restatement as of September 30, 2020, unaudited interim supplemental cash
flow restatement for the period from May 19, 2020 (inception) through September 30, 2020, and the earnings per share and weighted average share restatement for the three months ended September 30, 2020 and for the period from May 19, 2020 (inception) through September 30, 2020.
Subsequent to the previously issued Form 10-K/A on May 12, 2021, the Company completed the Business Combination disclosed in Note 12 — Subsequent Events, before the mandatory liquidation date.